Financial Derivative Contracts and Hedge Accounting - Gains or Losses on Hedge of Net Investment in Foreign Operations that have been Recognized in Other Comprehensive Income and Accumulated in Equity (Detail) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Beginning balance	$ (4,735)	$ 15,552
Gains (losses) on hedge of net investment in foreign operation, before tax	(36,533)	49,197	$ 13,458
Ending balances	16,159	(4,735)	15,552
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	45,759	10,773
Gains (losses) on hedge of net investment in foreign operation, before tax	(36,533)	49,197
Income tax relating to hedges of net investment in foreign operations	10,565	(14,211)
Ending balances	$ 19,791	$ 45,759	$ 10,773